OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8: - OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2025	2024
Employees and related accruals	$7,105	$10,721
Government authorities	12,672	6,446
Deferred revenue	4,152	18,945
Other	8,940	2,454
Total	$32,869	$38,566